Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001293210
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ACAAP
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 11, 2013
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
ONE CHOICE IN RETIREMENT PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE IN RETIREMENT PORTFOLIO | R6 CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2015 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2015 PORTFOLIO | R6 CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2020 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2020 PORTFOLIO | R6 CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2025 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2025 PORTFOLIO | R6 CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2030 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2030 PORTFOLIO | R6 CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2035 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2035 PORTFOLIO | R6 CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2040 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2040 PORTFOLIO | R6 CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2045 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2045 PORTFOLIO | R6 CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2050 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2050 PORTFOLIO | R6 CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2055 PORTFOLIO
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

ONE CHOICE 2055 PORTFOLIO | R6 CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACAAP_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio •  One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio • One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio • One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio • One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio • One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6 • One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 • One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 • One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 • One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 • One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.